Nov. 30, 2016
Federated Equity Advantage Fund

A Portfolio of Federated High Yield Trust

CLASS A SHARES (TICKER FEKAX)
INSTITUTIONAL SHARES (TICKER FEKIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."